INTANGIBLE ASSETS, NET (Details Textual) - USD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Amortization of Intangible Assets	$ 8,306,923	$ 4,627,306	$ 1,026,761
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	9,330,694
Finite-Lived Intangible Assets, Amortization Expense, Year Two	9,140,874
Finite-Lived Intangible Assets, Amortization Expense, Year Three	8,315,702
Finite-Lived Intangible Assets, Amortization Expense, Year Four	5,440,963
Finite-Lived Intangible Assets, Amortization Expense, Year Five	3,873,251
Impairment of Intangible Assets (Excluding Goodwill)	$ 357,762	$ 0	$ 0